Debt - Summary of Indebtedness (Details) $ in Thousands	Dec. 31, 2022 USD ($) aircraft engine	Dec. 31, 2021 USD ($)
Debt Disclosure [Abstract]
Outstanding indebtedness, excluding fair value adjustments, debt issuance costs and debt discounts	$ 46,800,117
Debt Instrument [Line Items]
Commitment	57,485,174
Undrawn amounts	10,685,057
Debt issuance costs, debt discounts and debt premium	(268,723)	$ (343,794)
Debt	46,532,960	50,204,678
Outstanding indebtedness, excluding fair value adjustments, debt issuance costs and debt discounts	46,800,117
Line of credit facility and other available secured debt, remaining borrowing capacity	$ 10,700,000
Asset Pledged as Collateral
Debt Instrument [Line Items]
Collateral (number of aircraft and helicopters) | aircraft	348
Unsecured
Debt Instrument [Line Items]
Commitment	$ 43,744,500
Undrawn amounts	9,034,000
Amount outstanding	34,710,500	37,079,686
Unsecured | AerCap Trust & AICDC Notes
Debt Instrument [Line Items]
Commitment	32,700,000
Undrawn amounts	0
Amount outstanding	$ 32,700,000	34,167,202
Weighted average interest rate	3.04%
Unsecured | Asia and Citi revolving credit facilities
Debt Instrument [Line Items]
Commitment	$ 9,034,000
Undrawn amounts	9,034,000
Amount outstanding	$ 0	0
Weighted average interest rate	0.00%
Unsecured | ILFC Legacy Notes
Debt Instrument [Line Items]
Commitment	$ 0
Undrawn amounts	0
Amount outstanding	$ 0	1,034,274
Weighted average interest rate	0.00%
Unsecured | Other unsecured debt
Debt Instrument [Line Items]
Commitment	$ 2,010,500
Undrawn amounts	0
Amount outstanding	$ 2,010,500	1,874,000
Weighted average interest rate	5.68%
Unsecured | Unsecured debt, fair value adjustment
Debt Instrument [Line Items]
Commitment	$ 0
Undrawn amounts	0
Amount outstanding	0	4,210
Secured
Debt Instrument [Line Items]
Commitment	11,463,455
Undrawn amounts	1,651,057
Amount outstanding	9,814,176	11,191,782
Secured | Export credit facilities
Debt Instrument [Line Items]
Commitment	1,058,269
Undrawn amounts	0
Amount outstanding	$ 1,058,269	1,276,557
Weighted average interest rate	2.14%
Additional commitment	$ 800,000
Secured | Export credit facilities | Asset Pledged as Collateral
Debt Instrument [Line Items]
Collateral (number of aircraft and helicopters) | aircraft	40
Secured | Institutional secured term loans & secured portfolio loans
Debt Instrument [Line Items]
Commitment	$ 7,499,339
Undrawn amounts	0
Amount outstanding	$ 7,499,339	8,428,534
Weighted average interest rate	5.44%
Secured | Institutional secured term loans & secured portfolio loans | Asset Pledged as Collateral
Debt Instrument [Line Items]
Collateral (number of aircraft and helicopters) | aircraft	264
Secured | AerFunding Revolving Credit Facility
Debt Instrument [Line Items]
Commitment	$ 2,075,000
Undrawn amounts	1,357,442
Amount outstanding	$ 717,558	783,488
Weighted average interest rate	6.33%
Secured | AerFunding Revolving Credit Facility | Asset Pledged as Collateral
Debt Instrument [Line Items]
Collateral (number of aircraft and helicopters) | aircraft	26
Secured | Other secured debt
Debt Instrument [Line Items]
Commitment	$ 830,847
Undrawn amounts	293,615
Amount outstanding	$ 537,232	700,842
Weighted average interest rate	5.38%
Secured | Other secured debt | Asset Pledged as Collateral
Debt Instrument [Line Items]
Collateral (number of aircraft and helicopters) | aircraft	18
Number of engines pledged as collateral | engine	74
Secured | Secured debt fair value adjustment
Debt Instrument [Line Items]
Commitment	$ 0
Undrawn amounts	0
Amount outstanding	1,778	2,361
Subordinated
Debt Instrument [Line Items]
Commitment	2,277,219
Undrawn amounts	0
Amount outstanding	2,277,007	2,277,004
Subordinated | Subordinated notes
Debt Instrument [Line Items]
Commitment	2,250,000
Undrawn amounts	0
Amount outstanding	$ 2,250,000	2,250,000
Weighted average interest rate	6.24%
Subordinated | Subordinated debt issued by VIEs
Debt Instrument [Line Items]
Commitment	$ 27,219
Undrawn amounts	0
Amount outstanding	$ 27,219	27,219
Weighted average interest rate	0.00%
Subordinated | Subordinated debt fair value adjustment
Debt Instrument [Line Items]
Commitment	$ 0
Undrawn amounts	0
Amount outstanding	(212)	$ (215)
Floating Rate Debt
Debt Instrument [Line Items]
Debt	$ 9,300,000